As filed with the Securities and Exchange Commission on September 9, 2021

Securities Act Registration No. 033-10451

Investment Company Act Registration No. 811-04920

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                            X

Post-Effective Amendment No. 116                X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

Amendment No. 118                                         X

(Check appropriate box or boxes)

WASATCH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (801) 533-0777

(Name and Address of Agent for Service)	Copy to:

Eric S. Bergeson Wasatch Advisors, Inc. 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108	Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective:

( )	immediately upon filing pursuant to paragraph (b)
( X )	on September 30, 2021 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( X ) this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 115 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 117 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on June 30, 2021 to establish Wasatch Long/Short Alpha Fund, a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on September 13, 2021.

This Post-Effective Amendment No. 116 under the 1933 Act and Amendment No. 118 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating September 30, 2021 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 116 incorporates by reference the information contained in Part A, Part B and Part C of the Amendment.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 116 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 116 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 116 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 118 under the Investment Company Act of 1940, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Salt Lake City, and the State of Utah on the 9th day of September 2021.

WASATCH FUNDS TRUST

By	/s/ Eric S. Bergeson

    Eric S. Bergeson

    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Eric S. Bergeson Eric S. Bergeson	President and Trustee (principal executive officer)	September 9, 2021

/s/ Michael K. Yeates Michael K. Yeates	Treasurer (principal financial and accounting officer)	September 9, 2021

Miriam M. Allison* Miriam M. Allison	Trustee	September 9, 2021

Heikki Rinne* Heikki Rinne	Trustee	September 9, 2021

Kristen M. Fletcher* Kristen M. Fletcher	Trustee	September 9, 2021

Mark Robinson* Mark Robinson	Trustee	September 9, 2021

*/s/ Russell L. Biles

Russell L. Biles

Attorney-in-Fact

September 9, 2021

*Signed pursuant to powers of attorney are incorporated herein by reference to Exhibit (q) in Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on March 31, 2010, a power of attorney incorporated herein by reference to Exhibit q-1 in Post-Effective Amendment No.  65 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October  2, 2012, a power of attorney incorporated herein by reference to Exhibit q-2 in Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January  28, 2015, and a power of attorney incorporated herein by reference to Exhibit q-3 in Post-Effective Amendment No.  111 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 31, 2020.

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